Securities - Maturities of Debt Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due within one year, Amortized Cost	$ 501	$ 345
Due in one to five years, Amortized Cost	12,630	11,499
Due in five to ten years, Amortized Cost	38,192	30,007
Due in more than ten years, Amortized Cost	49,284	53,222
Total, Amortized Cost	100,607	95,073
Total unrestricted securities available for sale, Amortized Cost	320,323	340,488
Due within one year, Estimated Fair Value	505	346
Due in one to five years, Estimated Fair Value	12,954	11,682
Due in five to ten years, Estimated Fair Value	37,364	32,316
Due in more than ten years, Estimated Fair Value	49,314	57,290
Total, Estimated Fair Value	100,137	101,634
Total unrestricted securities available for sale, Estimated Fair Value	318,910	356,345
Amortizing Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Total, Amortized Cost	106,229	135,452
Total, Estimated Fair Value	106,875	140,416
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total, Amortized Cost	113,487	109,963
Total, Estimated Fair Value	$ 111,898	$ 114,295